IMPAIRMENT OF NON-FINANCIAL ASSETS - Narrative (Details)	12 Months Ended
Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Increase in discount rate (in percent)	1.00%
Decrease in growth rate (in percent)	1.00%
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (in percent)	8.00%
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (in percent)	15.00%
Civil Aviation, Defense and Security and Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections (in years)	5 years
Civil Aviation, Defense and Security and Healthcare | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Estimated growth rate (in percent)	2.00%
Civil Aviation, Defense and Security and Healthcare | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Estimated growth rate (in percent)	3.00%